SCHEDULE OF CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Details) - USD ($)	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Nov. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Cost of revenue	$ 137,878	$ 193,854		$ 401,437
Gross profit	(80,898)	163,227		265,694
Operating expenses:
General and administrative	(1,319,698)	(307,517)		(1,054,124)	(900,493)	(553,235)
Stock based compensation	(1,356,795)	(179,938)		(849,513)	(115,038)	(104,140)
Total operating expenses	(2,676,493)	(487,455)		(1,903,637)	(1,015,531)	(657,375)
Loss from operations	(2,757,391)	(324,228)		(1,637,943)	(1,015,531)	(657,375)
Other expense (income):
Other expense (income)	(18,656)	(949)		(24,577)	(55,384)
Finance results				(31,716)	(930)
Loss before provision for income taxes	(2,799,353)	(514,767)		(1,694,236)	(1,071,845)	(657,375)
Provision for income taxes		10,833		18,887
Net loss	2,799,353	525,600		1,713,123	1,071,845	657,375
Comprehensive loss:
Net loss	2,799,353	525,600		1,713,123	1,071,845	657,375
Foreign currency translation adjustment	176,477	170,783		(63,575)	(35,489)	(6,950)
Comprehensive loss	$ (2,622,876)	$ (354,817)		$ (1,776,698)	(1,107,334)	(664,325)
Apollo Resources Corporation [Member]
Revenue
Cost of revenue
Gross profit
Operating expenses:
General and administrative			(661,493)		(781,649)	(712,699)
Stock based compensation			(938,808)		(197,805)	(331,858)
Total operating expenses			(1,600,301)		(979,454)	(1,044,557)
Loss from operations			(1,600,301)		(979,454)	(1,044,557)
Other expense (income):
Other expense (income)			110,459		(51,120)	(158,916)
Finance results			110,459
Loss before provision for income taxes			(1,489,842)		(1,030,574)	(1,203,473)
Provision for income taxes
Net loss			1,489,842		1,030,574	1,203,473
Comprehensive loss:
Net loss			1,489,842		$ 1,030,574	$ 1,203,473
Foreign currency translation adjustment			333,939
Comprehensive loss			$ 1,823,781